Segment information (Details Textual)	Jun. 30, 2016	Jun. 30, 2015
Equity Method Investment, Ownership Percentage	50.00%
GDF Suez Neptune and the GDF Suez Cape Ann [Member]
Equity Method Investment, Ownership Percentage	50.00%	50.00%